Warrants and Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2018
Summary of Warrant Compensation Cost

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(EUR’000)		(EUR’000)
Research and development costs	1,963	894	6,313	3,305
General and administrative expenses	1,922	1,018	6,474	3,618

Total warrant compensation costs	3,885	1,912	12,787	6,923

Warrants [member]
Summary of Warrant Activity

The following table specifies the warrant activity during the nine months ended September 30, 2018:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at December 31, 2017	4,621,154	17.62

Granted during the period	401,125	53.37
Exercised during the period	(508,757)	11.16
Forfeited during the period	(32,717)	26.23
Expired during the period	—	—

Outstanding at September 30, 2018	4,480,805	21.49

Vested at the balance sheet date	2,318,357	14.57